Cash Flow Information - Reconciliation of Net Cash Flow to Movement in Net Debt (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Borrowings, beginning balance	₺ 12,536,149	₺ 9,781,162
Cash inflows	45,916,917	24,312,451
Cash outflows	(45,952,348)	(23,273,370)
Other non-cashmovements	6,618,447	1,715,906
Borrowings, ending balance	20,155,545	12,536,149
Cash and cash equivalents	7,419,239	4,712,333	₺ 6,052,352	₺ 2,918,796
Net debt	(12,736,306)	(7,823,816)
As previously reported [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Borrowings, beginning balance	12,536,149
Borrowings, ending balance		12,536,149
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Borrowings, ending balance	1,036,380
Debt securities issued [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Borrowings, beginning balance	1,875,521	1,922,656
Cash inflows	2,188,313	209,808
Cash outflows	(432,140)	(503,391)
Other non-cashmovements	1,578,868	246,448
Borrowings, ending balance	5,210,562	1,875,521
Debt securities issued [member] | As previously reported [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Borrowings, beginning balance	1,875,521
Borrowings, ending balance		1,875,521
Loans Issued [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Borrowings, beginning balance	10,537,908	7,810,392
Cash inflows	43,728,604	24,030,222
Cash outflows	(44,339,377)	(22,768,911)
Other non-cashmovements	3,603,892	1,466,205
Borrowings, ending balance	13,531,027	10,537,908
Loans Issued [member] | As previously reported [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Borrowings, beginning balance	10,537,908
Borrowings, ending balance		10,537,908
Finance lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Borrowings, beginning balance	122,720	48,114
Cash inflows		72,421
Cash outflows		(1,068)
Other non-cashmovements		3,253
Borrowings, ending balance		122,720
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash outflows	(1,180,831)
Other non-cashmovements	1,435,687
Borrowings, ending balance	1,413,956
Lease liabilities [member] | As previously reported [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Borrowings, beginning balance	122,720
Borrowings, ending balance		₺ 122,720
Lease liabilities [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Borrowings, ending balance	₺ 1,036,380